GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period	¥ 73,166
Balance at the end of the period	¥ 73,166	$ 10,642	¥ 73,166
Measurement Input, Long-term Revenue Growth Rate [Member]
Changes in the carrying amount of goodwill by segment
Terminal growth rate (as a percent)	3.00%	3.00%
Minimum [Member] | Measurement Input, Default Rate [Member]
Changes in the carrying amount of goodwill by segment
Discount rate (as a percent)	14.80%	14.80%
Maximum [Member] | Measurement Input, Default Rate [Member]
Changes in the carrying amount of goodwill by segment
Discount rate (as a percent)	17.00%	17.00%
Better Schools [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period			33,482
Balance at the end of the period	¥ 33,482
Better Schools [Member] | Tutoring [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period			7,772
Balance at the end of the period	7,772
Better Schools [Member] | K-12 Schools [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period			25,710
Balance at the end of the period	25,710
Better Jobs [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period			73,166
Balance at the end of the period	73,166
Better Jobs [Member] | Career Enhancement [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period			¥ 39,684
Balance at the end of the period	¥ 39,684